                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2008

Check here if Amendment [X]:  Amendment Number: 1
This Amendment (Check only one.): [X] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Invesco Aim Capital Management, Inc.
Address:        11 Greenway Plaza, Suite 100
                Houston, TX  77046

Form 13F File Number 028-1983

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

The origianl Form 13F that filed on May 14, 2008, Accession No.
000950129-08-2993 was inadvertently filed with the incorrect name of Invesco Aim Advisors, Inc. on the facing page. This amendment is being filed with the correct name of Invesco Aim Capital Management, Inc. on the facing page.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Todd L. Spillane
Title:  Chief Compliance Officer
Phone:  713-214-1271

Signature, Place, and Date of Signing:

    /s/ Todd L. Spillane      Houston, TX, United States        05/14/2008
  -----------------------     ---------------------------      ----------
        [Signature]             [City, State, Country]           [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[x] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

         Form 13F File Number               Name

         28-11246                           Invesco Ltd.